Equity Based Awards - Summary of Restricted Stock Units Activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of Shares, Vested	106,800
Non Emplyee Directors [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of Shares, Vested	80,000